CERTIFICATION UNDER RULE 497(j)


December 6, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:      Safeco Life Insurance Company
         Safeco Separate Account C ("Registrant")
         1933 Act File No. 333-111216
         1940 Act File No. 811-8052



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated December 1, 2004, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on December 3, 2004.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William Crawford

William Crawford
Assistant General Counsel